SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Schedule of Significant Accounting Policies [Line Items]
Restricted Cash	$ 3,767	$ 1,640	$ 3,767
Short term investments in a financial product managed by a bank in PRC	37,588	289,266	37,588		¥ 1,888,150	¥ 230,000
Investment income	$ 65	1,435	$ 65	$ 5
Goodwill impairment loss		2,241
Impairment of long-lived assets
Impairment of intangible assets		$ 298
Put option expiration period		3 months
Minimum period of not logging onto a game before the period end		50 days
Period from the last date when players log onto the game before the period end		90 days
Estimated useful lives of games		3 months
Time period for inactive players		50 days
Currently estimated average playing periods		3 months
Marketing and advertising costs		$ 7,706	$ 11,293	$ 13,318
Capitalized research and development costs in period		0	$ 0	$ 0
Gain on change of interest in an associate		56,211
Other income, cash subsidies from PRC government		2,535	$ 852	$ 761
Employee benefit expenses		10,601	7,274	4,393
Profit appropriation to statutory reserve		1,572	941	6,698
Profit appropriation to other reserve funds		$ 0	$ 0	$ 0
Exchange rates	6.1190	6.4936	6.1190		6.4936	6.1190
Average exchange rates		6.2272	6.1429	6.1912
Cost of Revenues [Member]
Schedule of Significant Accounting Policies [Line Items]
Impairment of long-lived assets		$ 2,214
General and administrative expense [Member]
Schedule of Significant Accounting Policies [Line Items]
Impairment of long-lived assets		$ 4,185
China Foreign Investment Enterprises Laws [Member]
Schedule of Significant Accounting Policies [Line Items]
Percentage of reserve fund to registered capital when appropriation not required		50.00%
China Company Laws [Member]
Schedule of Significant Accounting Policies [Line Items]
Percentage of reserve fund to registered capital when appropriation not required		50.00%
Maximum [Member]
Schedule of Significant Accounting Policies [Line Items]
Other short-term highly liquid investments placed with banks, original maturities		3 months
Term deposits placed with banks, original maturities		1 year
Short-term investments, original maturities		1 year
Software postcontract customer support period		1 year
Minimum [Member]
Schedule of Significant Accounting Policies [Line Items]
Term deposits placed with banks, original maturities		3 months
Software postcontract customer support period		6 months
Minimum [Member] | China Foreign Investment Enterprises Laws [Member]
Schedule of Significant Accounting Policies [Line Items]
Percentage of after-tax profit to be allocated to general reserve fund (statutory surplus fund) under PRC Law		10.00%
Minimum [Member] | China Company Laws [Member]
Schedule of Significant Accounting Policies [Line Items]
Percentage of after-tax profit to be allocated to general reserve fund (statutory surplus fund) under PRC Law		10.00%